Angel Oak UltraShort Income Fund
Schedule of Investments
April 30, 2021 (Unaudited)
	Principal
	Amount	Value
Asset-Backed Securities ― 38.28%
ACC Trust, Series 2019-1, Class A, 3.750%, 5/20/2022 (a)	$567,902	$569,642
ACC Trust, Series 2019-1, Class B, 4.470%, 10/20/2022 (a)	500,000	507,007
ACC Trust, Series 2019-2, Class A, 2.820%, 2/20/2023 (a)	2,656,090	2,679,392
ACC Trust, Series 2019-2, Class C, 5.240%, 10/20/2024 (a)	400,000	417,535
Affirm Asset Securitization Trust, Series 2020-A, Class B, 2.100%, 2/18/2025 (a)	1,278,000	1,293,533
Affirm Asset Securitization Trust, Series 2020-A, Class B, 3.540%, 2/18/2025 (a)	1,300,000	1,328,864
Affirm Asset Securitization Trust, Series 2021-A, Class A, 0.880%, 8/15/2025 (a)	3,000,000	3,012,039
Affirm Asset Securitization Trust, Series 2021-Z1, Class A, 1.070%, 8/15/2025 (a)(b)	4,000,000	4,009,216
Ally Auto Receivables Trust, Series 2019-4, Class A3, 1.840%, 6/15/2024	700,000	708,228
American Credit Acceptance Receivables Trust, Series 2019-3, Class B, 2.590%, 8/14/2023 (a)	1,990,180	1,994,618
American Credit Acceptance Receivables Trust, Series 2020-2, Class A, 1.650%, 12/13/2023 (a)	994,447	998,158
American Credit Acceptance Receivables Trust, Series 2020-1, Class B, 2.080%, 12/13/2023 (a)	1,000,000	1,004,997
American Credit Acceptance Receivables Trust, Series 2020-2, Class B, 2.480%, 9/13/2024 (a)	3,000,000	3,049,287
American Credit Acceptance Receivables Trust, Series 2019-3, Class C, 2.760%, 9/12/2025 (a)	2,469,000	2,504,097
American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.850%, 6/15/2026 (a)	350,000	356,777
American Credit Acceptance Receivables Trust, Series 2021-2, Classs C, 0.970%, 7/13/2027 (a)	1,500,000	1,502,880
American Express Credit Account Master Trust, Series 2019-4, Class A, 0.355% (1 Month LIBOR USD + 0.240%), 4/15/2024 (c)	2,500,000	2,505,290
American Express Credit Account Master Trust, Series 2017-5, Class A, 0.495% (1 Month LIBOR USD + 0.380%), 2/18/2025 (c)	1,980,000	1,990,132
American Express Credit Account Master Trust, Series 2017-5, Class B, 0.695% (1 Month LIBOR USD + 0.580%), 2/18/2025 (c)	2,555,000	2,568,682
American Express Credit Account Master Trust, Series 2018-3, Class A, 0.435% (1 Month LIBOR USD + 0.320%), 10/15/2025 (c)	5,200,000	5,238,418
AmeriCredit Automobile Receivables Trust 2017-1, Series 2017-1, Class D, 3.130%, 1/18/2023	775,000	783,311
Aqua Finance Trust, Series 2019-A, Class A, 3.140%, 7/16/2040 (a)	1,599,748	1,636,818
Aqua Finance Trust, Series 2020-AA, Class A, 1.900%, 7/17/2046 (a)	7,052,934	7,149,877
Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A, Class A, 1.190%, 1/15/2027 (a)	1,786,575	1,804,542
Avant Loans Funding Trust, Series 2019-B, Class A, 2.720%, 10/15/2026 (a)	208,311	208,897
Avant Loans Funding Trust, Series 2019-B, Class B, 3.150%, 10/15/2026 (a)	500,000	504,435
Avant Loans Funding Trust, Series 2020-REV1, Class A, 2.170%, 5/15/2029 (a)	3,400,000	3,417,490
Avis Budget Rental Car Funding LLC, Series 2016-2A, Class C, 4.830%, 11/20/2022 (a)	400,000	405,573
Barclays Dryrock Issuance Trust, Series 2019-1, Class A, 1.960%, 5/15/2025	2,251,000	2,304,220
CarMax Auto Owner Trust, Series 2018-1, Class D, 3.370%, 7/15/2024	409,000	418,225
CarNow Auto Receivables Trust, Series 2019-1A, Class A, 2.720%, 11/15/2022 (a)	312,293	313,566
CarNow Auto Receivables Trust, Series 2021-1A, Class A, 0.970%, 10/15/2024 (a)	2,550,000	2,554,287
Carvana Auto Receivables Trust, Series 2021-N1, Class B, 1.090%, 1/10/2028	5,000,000	5,021,685
Carvana Auto Receivables Trust, Series 2021-N1, Class C, 1.300%, 1/10/2028	4,000,000	4,018,112
Chase Auto Credit Linked Notes, Series 2020-1, Class B, 0.991%, 1/25/2028 (a)	773,327	775,616
Chase Auto Credit Linked Notes, Series 2020-1, Class C, 1.389%, 1/25/2028 (a)	2,126,650	2,138,406
Chase Auto Credit Linked Notes, Series 2020-2, Class B, 0.840%, 2/25/2028 (a)	905,393	909,080
Chase Auto Credit Linked Notes, Series 2021-1, Class B, 0.875%, 9/25/2028 (a)	5,000,000	5,004,910
Chase Auto Credit Linked Notes, Series 2021-1, Class C, 1.024%, 9/25/2028 (a)	2,250,000	2,249,449
Chase Issuance Trust, Series 2017-A2, Class A, 0.515% (1 Month LIBOR USD + 0.400%), 3/15/2024 (c)	3,600,000	3,620,941
CIG Auto Receivables Trust, Series 2019-1A, Class A, 3.300%, 8/15/2024 (a)	95,648	96,105
CIG Auto Receivables Trust, Series 2020-1A, Class B, 1.550%, 1/13/2025 (a)	1,000,000	1,007,989
Conn's Receivables Funding LLC, Series 2019-A, Class B, 4.360%, 10/16/2023 (a)	460,941	463,259
Conn's Receivables Funding LLC, Series 2019-B, Class B, 3.620%, 6/15/2024 (a)	805,517	811,712
Conn's Receivables Funding LLC, Series 2020-A, Class C, 4.200%, 6/15/2025 (a)	400,000	401,486
Consumer Loan Underlying Bond CLUB Certificate Trust, Series 2019-HP1, Class A, 2.590%, 12/15/2026 (a)	1,933,804	1,953,141
Consumer Loan Underlying Bond CLUB Certificate Trust, Series 2019-HP1, Class B, 3.480%, 12/15/2026 (a)	4,068,000	4,195,015
Consumer Loan Underlying Bond CLUB Credit Trust, Series 2019-P2, Class A, 2.470%, 10/15/2026 (a)	1,658,020	1,666,648
Consumer Loan Underlying Bond CLUB Credit Trust, Series 2019-P2, Class B, 2.830%, 10/15/2026 (a)	1,500,000	1,516,327
Consumer Loan Underlying Bond CLUB Credit Trust, Series 2019-P2, Class C, 4.410%, 10/15/2026 (a)	200,000	204,686
Consumer Loan Underlying Bond CLUB Credit Trust, Series 2020-P1, Class A, 2.260%, 3/15/2028 (a)	917,113	923,264
Consumer Loan Underlying Bond Credit Trust, Series 2018-P2, Class B, 4.100%, 10/15/2025 (a)	405,516	407,510
Consumer Loan Underlying Bond Credit Trust, Series 2018-P2, Class C, 5.210%, 10/15/2025 (a)	1,350,000	1,378,621
Consumer Loan Underlying Bond Credit Trust, Series 2018-P3, Class B, 4.320%, 1/15/2026 (a)	6,442,172	6,489,374
Consumer Loan Underlying Bond Credit Trust, Series 2018-P3, Class C, 5.540%, 1/15/2026 (a)	3,035,000	3,125,956
Consumer Underlying Bond Securitization, Series 2018-1, Class A, 4.790%, 2/17/2026 (a)	2,597,267	2,653,368
Continental Finance Credit Card ABS Master Trust, Series 2020-1A, Class A, 2.240%, 12/15/2028 (a)	500,000	505,027
CPS Auto Receivables Trust, Series 2019-C, Class B, 2.630%, 8/15/2023 (a)	859,208	863,781
CPS Auto Receivables Trust, Series 2019-B, Class C, 3.350%, 1/15/2024 (a)	1,000,000	1,008,951
CPS Auto Receivables Trust, Series 2018-B, Class D, 4.260%, 3/15/2024 (a)	1,495,000	1,532,948
CPS Auto Receivables Trust, Series 2017-D, Class E, 5.300%, 6/17/2024 (a)	475,000	491,700
CPS Auto Receivables Trust, Series 2017-C, Class E, 5.720%, 9/16/2024 (a)	250,000	258,065
CPS Auto Receivables Trust, Series 2018-B, Class E, 5.610%, 12/16/2024 (a)	200,000	210,053
CPS Auto Receivables Trust, Series 2018-A, Class E, 5.170%, 3/17/2025 (a)	1,500,000	1,565,844
CPS Auto Receivables Trust, Series 2019-C, Class D, 3.170%, 6/16/2025 (a)	200,000	205,107
CPS Auto Receivables Trust, Series 2019-C, Class E, 4.300%, 7/15/2025 (a)	900,000	939,283
CPS Auto Receivables Trust, Series 2020-C, Class C, 1.710%, 8/15/2026 (a)	2,100,000	2,133,085
CPS Auto Receivables Trust, Series 2021-B, Class C, 1.230%, 3/15/2027 (a)	1,500,000	1,503,898
CPS Auto Trust, Series 2018-C, Class D, 4.400%, 6/17/2024 (a)	100,000	102,604
CPS Auto Trust, Series 2021-A, Class B, 0.610%, 2/18/2025 (a)	4,000,000	4,011,768
CPS Auto Trust, Series 2018-C, Class E, 6.070%, 9/15/2025 (a)	150,000	158,053
Credit Acceptance Auto Loan Trust, Series 2018-3A, Class B, 3.890%, 10/15/2027 (a)	1,000,000	1,021,149
Credit Acceptance Auto Loan Trust, Series 2020-2A, Class B, 1.930%, 9/15/2029 (a)	400,000	409,084
Credit Acceptance Auto Loan Trust, Series 2021-2A, Class A, 0.960%, 2/15/2030 (a)	2,500,000	2,509,170
Discover Card Execution Note Trust, Series 2019-A2, Class A, 0.385% (1 Month LIBOR USD + 0.270%), 12/15/2023 (c)	4,000,000	4,006,300
Discover Card Execution Note Trust, Series 2017-A1, Class A1, 0.605% (1 Month LIBOR USD + 0.490%), 7/15/2024 (c)	1,480,000	1,486,524
Donlen Fleet Lease Funding LLC, Series 2021-2, Class B, 0.980%, 12/11/2034 (a)	1,500,000	1,503,304
Drive Auto Receivables Trust, Series 2017-3, Class D, 3.530%, 12/15/2023 (a)	385,230	389,497
Drive Auto Receivables Trust, Series 2017-AA, Class D, 4.160%, 5/15/2024 (a)	2,557,196	2,574,050
Drive Auto Receivables Trust, Series 2018-3, Class D, 4.300%, 9/16/2024	1,388,818	1,415,247
Drive Auto Receivables Trust, Series 2019-2, Class C, 3.420%, 6/15/2025	3,650,000	3,712,116
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.900%, 8/15/2025	8,250,000	8,395,654
DT Auto Owner Trust, Series 2017-3A, Class D, 3.580%, 5/15/2023 (a)	56,131	56,323
DT Auto Owner Trust, Series 2020-1A, Class A, 1.940%, 9/15/2023 (a)	716,015	719,041
DT Auto Owner Trust, Series 2020-1A, Class B, 2.160%, 5/15/2024 (a)	2,960,000	3,001,481
DT Auto Owner Trust, Series 2021-1A, Class B, 0.620%, 9/15/2025 (a)	1,200,000	1,200,361
DT Auto Owner Trust, Series 2020-1A, Class D, 2.550%, 11/15/2025 (a)	1,000,000	1,028,357
DT Auto Owner Trust, Series 2019-1A, Class E, 4.940%, 2/17/2026 (a)	900,000	947,829
Evergreen Credit Card Trust, Series 2019-2, Class C, 2.620%, 9/16/2024 (a)	1,900,000	1,927,691
Exeter Automobile Receivables Trust, Series 2017-3A, Class C, 3.680%, 7/17/2023 (a)	7,602,012	7,730,023
Exeter Automobile Receivables Trust, Series 2019-3A, Class B, 2.580%, 8/15/2023 (a)	750,240	752,794
Exeter Automobile Receivables Trust, Series 2020-1A, Class B, 2.260%, 4/15/2024 (a)	2,500,000	2,518,317
Exeter Automobile Receivables Trust, Series 2020-2A, Class B, 2.080%, 7/15/2024 (a)	3,855,000	3,896,734
Exeter Automobile Receivables Trust, Series 2020-3A, Class B, 0.790%, 9/16/2024	1,500,000	1,504,759
FHF Trust, Series 2021-1A, Class A, 1.270%, 3/15/2027 (a)	5,095,928	5,077,746
First Investors Auto Owner Trust, Series 2017-2A, Class C, 3.000%, 8/15/2023 (a)	594,290	597,162
First Investors Auto Owner Trust, Series 2016-2A, Class E, 5.750%, 9/15/2023 (a)	1,000,000	1,003,988
First Investors Auto Owner Trust, Series 2017-3A, Class E, 4.920%, 8/15/2024 (a)	500,000	516,122
First Investors Auto Owner Trust, Series 2020-1A, Class D, 3.150%, 4/15/2026 (a)	1,000,000	1,031,390
First Investors Auto Owner Trust, Series 2019-1A, Class F, 6.150%, 7/15/2026 (a)	200,000	209,203
First Investors Auto Owner Trust, Series 2021-1A, Class B, 0.890%, 3/15/2027 (a)	1,450,000	1,449,363
Flagship Credit Auto Trust, Series 2019-1, Class A, 3.110%, 8/15/2023 (a)	39,652	39,933
Flagship Credit Auto Trust, Series 2017-3, Class D, 3.730%, 9/15/2023 (a)	3,000,000	3,082,773
Flagship Credit Auto Trust, Series 2017-1, Class E, 6.460%, 12/15/2023 (a)	725,000	752,731
Flagship Credit Auto Trust, Series 2019-4, Class A, 2.170%, 6/15/2024 (a)	1,191,852	1,203,892
Flagship Credit Auto Trust, Series 2018-3, Class B, 3.590%, 12/16/2024 (a)	1,215,391	1,224,609
Flagship Credit Auto Trust, Series 2020-2, Class B, 2.610%, 4/15/2026 (a)	4,000,000	4,077,972
Foundation Finance Trust, Series 2021-1A, Class A, 3.540%, 7/15/2040 (a)	2,171,262	2,244,900
Foundation Finance Trust, Series 2021-1A, Class A, 1.270%, 5/15/2041 (a)	2,000,000	1,997,270
Foursight Capital Automobile Receivables Trust, Series 2018-1, Class E, 5.560%, 1/16/2024 (a)	500,000	511,265
Foursight Capital Automobile Receivables Trust, Series 2018-2, Class E, 5.500%, 10/15/2024 (a)	600,000	625,282
Foursight Capital Automobile Receivables Trust, Series 2019-1, Class B, 2.780%, 1/15/2025 (a)	1,000,000	1,015,828
Foursight Capital Automobile Receivables Trust, Series 2020-1, Class B, 2.270%, 2/15/2025 (a)	2,000,000	2,029,560
Foursight Capital Automobile Receivables Trust, Series 2020-1, Class C, 2.410%, 8/15/2025 (a)	1,750,000	1,780,709
Foursight Capital Automobile Receivables Trust, Series 2019-1, Class E, 4.300%, 9/15/2025 (a)	500,000	520,291
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class B, 0.870%, 1/15/2026 (a)	10,160,000	10,150,450
Foursight Capital Automobile Receivables Trust, Series 2020-1, Class E, 3.490%, 4/15/2026 (a)	4,240,000	4,396,473
Foursight Capital Automobile Receivables Trust, Series 2019-1, Class F, 5.570%, 11/16/2026 (a)	1,000,000	1,030,302
FREED ABS Trust, Series 2018-2, Class C, 5.880%, 10/20/2025 (a)	3,200,000	3,240,378
FREED ABS Trust, Series 2019-2, Class A, 2.620%, 11/18/2026 (a)	1,536,933	1,543,983
FREED ABS Trust, Series 2019-2, Class B, 3.190%, 11/18/2026 (a)	2,550,000	2,583,237
FREED ABS Trust, Series 2020-FP1, Class A, 2.520%, 3/18/2027 (a)	1,825,665	1,840,836
FREED ABS Trust, Series 2020-FP1, Class B, 3.060%, 3/18/2027 (a)	1,256,000	1,277,844
FREED ABS Trust, Series 2020-2CP, Class A, 4.520%, 6/18/2027 (a)	1,101,821	1,108,666
FREED ABS Trust, Series 2020-3FP, Class A, 2.400%, 9/18/2027 (a)	1,128,558	1,133,691
FREED ABS Trust, Series 2020-3FP, Class B, 4.180%, 9/18/2027 (a)	500,000	511,258
Genesis Private Label Amortizing Trust, Series 2020-1, Class A, 2.080%, 7/20/2026 (a)	678,827	680,689
Genesis Sales Finance Master Trust, Series 2020-AA, Class A, 1.650%, 9/22/2025 (a)	2,000,000	1,999,750
GLS Auto Receivables Issuer Trust, Series 2020-3A, Class B, 1.380%, 8/15/2024 (a)	1,000,000	1,007,579
GLS Auto Receivables Issuer Trust, Series 2020-2A, Class A, 1.580%, 8/15/2024 (a)	1,331,984	1,340,037
GLS Auto Receivables Issuer Trust, Series 2019-4A, Class B, 2.780%, 9/15/2024 (a)	1,200,000	1,229,195
GLS Auto Receivables Issuer Trust, Series 2019-1A, Class C, 3.870%, 12/16/2024 (a)	2,000,000	2,067,510
GLS Auto Receivables Issuer Trust, Series 2020-1A, Class D, 3.680%, 11/16/2026 (a)	450,000	465,240
GLS Auto Receivables Trust, Series 2018-2A, Class B, 3.710%, 3/15/2023 (a)	281,179	282,860
GLS Auto Receivables Trust, Series 2018-3A, Class B, 3.780%, 8/15/2023 (a)	845,938	852,922
GLS Auto Receivables Trust, Series 2018-3A, Class C, 4.180%, 7/15/2024 (a)	1,500,000	1,549,620
GM Financial Automobile Leasing Trust, Series 2019-1, Class C, 3.560%, 12/20/2022	595,000	599,992
Golden Credit Card Trust, Series 2017-4, Class A, 0.635% (1 Month LIBOR USD + 0.520%), 7/15/2024 (a)(c)	6,375,000	6,413,798
GTE Auto Receivables Trust, Series 2019-1, Class A2, 2.170%, 12/15/2022 (a)	360,301	361,099
Hertz Vehicle Financing II LP, Series 2015-3A, Class A, 2.670%, 9/25/2021 (a)	401,500	402,766
Hertz Vehicle Financing II LP, Series 2015-3A, Class B, 3.710%, 9/25/2021 (a)	6,942,000	6,978,480
Hertz Vehicle Financing II LP, Series 2017-1A, Class A, 2.960%, 10/25/2021 (a)	918,640	922,088
Hertz Vehicle Financing II LP, Series 2017-1A, Class B, 3.560%, 10/25/2021 (a)	710,000	713,731
Hertz Vehicle Financing II LP, Series 2016-2A, Class A, 2.950%, 3/25/2022 (a)	192,892	193,500
Hertz Vehicle Financing II LP, Series 2016-2A, Class B, 3.940%, 3/25/2022 (a)	1,314,000	1,320,905
Hertz Vehicle Financing II LP, Series 2016-4A, Class A, 2.650%, 7/25/2022 (a)	661,567	663,852
Hertz Vehicle Financing II LP, Series 2016-4A, Class B, 3.290%, 7/25/2022 (a)	4,555,000	4,578,937
Hertz Vehicle Financing II LP, Series 2019-1A, Class B, 4.100%, 3/25/2023 (a)	3,909,000	3,929,542
Hertz Vehicle Financing II LP, Series 2017-2A, Class A, 3.290%, 10/25/2023 (a)	750,244	752,609
Hertz Vehicle Financing II LP, Series 2017-2A, Class B, 4.200%, 10/25/2023 (a)	2,390,000	2,402,559
Hertz Vehicle Financing II LP, Series 2018-1A, Class A, 3.290%, 2/25/2024 (a)	120,469	120,789
Hertz Vehicle Financing II LP, Series 2018-1A, Class B, 3.600%, 2/25/2024 (a)	4,967,000	4,993,102
Hertz Vehicle Financing II LP, Series 2019-2A, Class A, 3.420%, 5/25/2025 (a)	7,929	7,956
Hertz Vehicle Financing II LP, Series 2019-2A, Class B, 3.670%, 5/25/2025 (a)	1,000,000	1,005,255
Hertz Vehicle Financing II LP, Series 2019-3A, Class A, 2.670%, 12/25/2025 (a)	588,767	590,800
Hertz Vehicle Financing II LP, Series 2019-3A, Class B, 3.030%, 12/25/2025 (a)	5,511,000	5,539,960
Hertz Vehicle Financing LLC, Series 2018-2A, Class B, 4.140%, 6/25/2022 (a)	1,000,000	1,005,255
Hertz Vehicle Financing LLC, Series 2018-3A, Class B, 4.370%, 7/25/2024 (a)	5,000,000	5,026,275
Hyundai Auto Receivables Trust, Series 2017-B, Class A4, 1.960%, 2/15/2023	500,834	502,225
LendingClub Receivables Trust, Series 2020-6A, Class A, 2.750%, 11/15/2047 (a)	5,359,013	5,403,579
Lendingpoint Asset Securitization Trust, Series 2019-1, Class C, 4.504%, 8/15/2025 (a)	3,812,227	3,844,669
LendingPoint Asset Securitization Trust, Series 2020-REV1, Class A, 2.731%, 10/15/2028 (a)	2,000,000	2,019,752
LL ABS Trust, Series 2019-1A, Class A, 2.870%, 3/15/2027 (a)	198,338	198,913
LL ABS Trust, Series 2020-1A, Class A, 2.330%, 1/17/2028 (a)	600,034	605,891
Marlette Funding Trust, Series 2018-1A, Class D, 4.850%, 3/15/2028 (a)	629,844	635,271
Marlette Funding Trust, Series 2018-3A, Class C, 4.630%, 9/15/2028 (a)	906,839	914,002
Marlette Funding Trust, Series 2019-1A, Class A, 3.440%, 4/16/2029 (a)	1,852,597	1,863,411
Marlette Funding Trust, Series 2019-1A, Class B, 3.940%, 4/16/2029 (a)	1,108,000	1,124,972
Marlette Funding Trust, Series 2019-3A, Class A, 2.690%, 9/17/2029 (a)	2,301,583	2,315,453
Marlette Funding Trust, Series 2019-4A, Class A, 2.390%, 12/15/2029 (a)	535,777	540,034
Marlette Funding Trust, Series 2020-1A, Class C, 2.800%, 3/15/2030 (a)	2,000,000	2,044,190
Marlette Funding Trust, Series 2020-2A, Class C, 2.830%, 9/16/2030 (a)	1,500,000	1,537,969
Marlette Funding Trust, Series 2021-1A, Class A, 0.600%, 6/16/2031 (a)(b)	2,000,000	2,005,084
Marlette Funding Trust, Series 2021-1A, Class C, 1.410%, 6/16/2031 (a)(b)	1,100,000	1,104,435
Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.540%, 3/20/2026 (a)	5,000,000	5,027,635
Mosaic Solar Loans LLC, Series 2017-2A, Class D, 0.000%, 6/22/2043 (a)(d)	112,481	111,602
Octane Receivables Trust, Series 2020-1A, Class A, 1.710%, 2/20/2025 (a)	4,388,451	4,418,779
Octane Receivables Trust, Series 2021-1A, Class A, 0.930%, 3/22/2027 (a)(b)	2,500,000	2,503,277
Pagaya AI Debt Selection Trust, Series 2020-3, Class A, 2.100%, 5/17/2027 (a)	1,693,857	1,712,647
Pagaya AI Debt Selection Trust, Series 2021-1, Class A, 1.180%, 11/15/2027 (a)	3,000,000	3,010,896
PMIT, Series 2019-1A, Class B, 4.030%, 4/15/2025 (a)	72,478	72,693
PMIT, Series 2019-3A, Class C, 4.940%, 9/15/2025 (a)	1,000,000	1,010,382
PMIT, Series 2019-4A, Class A, 2.480%, 2/15/2026 (a)	727,628	729,810
Purchasing Power Funding LLC, Series 2021-A, Class A, 1.570%, 10/15/2025 (a)	2,500,000	2,506,737
Santander Drive Auto Receivables Trust, Series 2018-2, Class C, 3.350%, 7/17/2023	82,089	82,535
Skopos Auto Receivables Trust, Series 2019-1A, Class A, 2.900%, 12/15/2022 (a)	258,610	259,139
Skopos Auto Receivables Trust, Series 2018-1A, Class C, 4.770%, 4/17/2023 (a)	2,214,880	2,245,023
Sofi Consumer Loan Program LLC, Series 2017-1, Class B, 4.730%, 1/26/2026 (a)(e)	2,162,183	2,179,042
Sofi Consumer Loan Program LLC, Series 2017-3, Class B, 3.850%, 5/26/2026 (a)	4,130,218	4,179,839
Sofi Consumer Loan Program Trust, Series 2020-1, Class A, 2.020%, 1/25/2029 (a)	763,040	770,303
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.970%, 9/25/2037 (a)	15,455,116	15,680,050
Tesla Auto Lease Trust, Series 2021-A, Class B, 1.020%, 3/20/2025 (a)	3,000,000	3,006,144
Tidewater Auto Receivables Trust, Series 2020-AA, Class B, 1.610%, 3/15/2025 (a)	2,000,000	2,016,578
UMPT, Series 2019-ST3, Class A, 3.750%, 11/15/2025 (a)	614,998	620,942
UMPT, Series 2019-ST4, Class A, 3.750%, 12/15/2025 (a)	77,296	78,018
UMPT, Series 2019-ST5, Class A, 3.750%, 1/15/2026 (a)	226,637	228,547
UNIFY Auto Receivables Trust, Series 2021-1A, Class B, 1.290%, 11/16/2026 (a)	1,450,000	1,445,911
Upstart Pass-Through Trust, Series 2020-ST6, Class A, 3.000%, 1/20/2027 (a)	1,809,126	1,834,459
Upstart Pass-Through Trust, Series 2021-ST1, Class A, 2.750%, 2/20/2027 (a)	1,504,293	1,519,688
Upstart Pass-Through Trust, Series 2021-ST2, Class A, 2.500%, 4/20/2027 (a)	1,934,728	1,954,706
Upstart Pass-Through Trust, Series 2021-ST3, Class A, 2.000%, 5/20/2027 (a)	2,000,000	1,997,920
Upstart Pass-Through Trust, Series 2020-ST1, Class A, 3.750%, 2/20/2028 (a)	181,471	183,834
Upstart Pass-Through Trust, Series 2020-ST2, Class A, 3.500%, 3/20/2028 (a)	994,608	1,006,794
Upstart Pass-Through Trust, Series 2020-ST3, Class A, 3.350%, 4/20/2028 (a)	200,807	203,942
Upstart Pass-Through Trust, Series 2021-1, Class A, 0.870%, 3/20/2031 (a)	2,507,429	2,515,639
Upstart Securitization Trust, Series 2018-1, Class D, 6.147%, 8/20/2025 (a)	974,231	988,949
Upstart Securitization Trust, Series 2018-2, Class C, 5.494%, 12/22/2025 (a)	2,738,775	2,763,834
Upstart Securitization Trust, Series 2019-2, Class A, 2.897%, 9/20/2029 (a)	823,841	827,057
Upstart Securitization Trust, Series 2019-3, Class A, 2.684%, 1/20/2030 (a)	1,878,859	1,891,706
Upstart Securitization Trust, Series 2019-3, Class B, 3.829%, 1/20/2030 (a)	10,500,000	10,804,909
Upstart Securitization Trust, Series 2020-1, Class A, 2.322%, 4/22/2030 (a)	449,025	453,497
Upstart Securitization Trust, Series 2020-2, Class A, 2.309%, 11/20/2030 (a)	780,952	786,427
USASF Receivables LLC, Series 2020-1A, Class A, 2.470%, 8/15/2023 (a)	2,891,916	2,906,251
Verizon Owner Trust, Series 2018-1A, Class A1A, 2.820%, 9/20/2022 (a)	32,947	33,019
Veros Automobile Receivables Trust, Series 2020-1, Class A, 1.670%, 9/15/2023 (a)	911,597	915,693
Veros Automobile Receivables Trust, Series 2018-1, Class C, 4.650%, 2/15/2024 (a)	3,068,261	3,092,365
Veros Automobile Receivables Trust, Series 2020-1, Class B, 2.190%, 6/15/2025 (a)	300,000	303,382
Veros Automobile Receivables Trust, Series 2018-1, Class D, 5.740%, 8/15/2025 (a)	500,000	506,953
Westgate Resorts LLC, Series 2020-1A, Class A, 2.713%, 3/20/2034 (a)	4,970,320	5,092,505
Westlake Automobile Receivables Trust, Series 2018-1A, Class E, 4.530%, 5/15/2023 (a)	413,678	417,831
Westlake Automobile Receivables Trust, Series 2020-1A, Class A2, 1.440%, 9/15/2023 (a)	1,300,782	1,306,538
Westlake Automobile Receivables Trust, Series 2018-3A, Class D, 4.000%, 10/16/2023 (a)	970,000	989,545
Westlake Automobile Receivables Trust, Series 2018-2A, Class D, 4.000%, 1/16/2024 (a)	5,974,455	6,045,963
Westlake Automobile Receivables Trust, Series 2019-1A, Class C, 3.450%, 3/15/2024 (a)	1,180,000	1,194,254
World Financial Network Credit Card Master Trust, Series 2019-B, Class M, 3.040%, 4/15/2026	3,365,000	3,456,424
TOTAL ASSET-BACKED SECURITIES - (Cost ― $432,800,623)		435,326,887

Collateralized Loan Obligations ― 12.25%
610 Funding CLO Ltd., Series 2018-3A, Class A1, 1.160% (3 Month LIBOR USD + 0.970%), 7/17/2028 (a)(c)	3,526,310	3,524,738
ACIS CLO Ltd., Series 2014-3A, Class C, 2.705% (3 Month LIBOR USD + 2.500%), 2/2/2026 (a)(c)	4,230,000	4,234,044
ACIS CLO Ltd., Series 2014-4A, Class B, 1.975% (3 Month LIBOR USD + 1.770%), 5/1/2026 (a)(c)	3,877,051	3,881,680
ACIS CLO Ltd., Series 2014-5A, Class A1, 1.715% (3 Month LIBOR USD + 1.510%), 11/2/2026 (a)(c)	184,665	184,669
Anchorage Capital CLO LLC, Series 2019-13A, Class XR, 1.000% (3 Month LIBOR USD + 0.750%), 4/17/2034 (a)(c)	1,800,000	1,800,000
Apex Credit CLO Ltd., Series 2016-1A, Class AS1R, 1.481% (3 Month LIBOR USD + 1.300%), 10/27/2028 (a)(c)	1,958,097	1,958,916
Apres Static CLO Ltd., Series 2019-1A, Class X, 0.934% (3 Month LIBOR USD + 0.750%), 10/16/2028 (a)(c)	777,187	777,625
Barings CLO Ltd., Series 2020-4A, Class X, 0.974% (3 Month LIBOR USD + 0.750%), 1/20/2032 (a)(c)	3,500,000	3,499,979
BNPP IP CLO Ltd. 2.605% (3 Month LIBOR USD + 2.400%), 10/30/2025 (a)(c)	2,500,000	2,502,875
Carlyle Global Market Strategies CLO Ltd., Series 2015-2A, Class A1R, 0.961% (3 Month LIBOR USD + 0.780%), 4/27/2027 (a)(c)	2,140,742	2,139,793
Cathedral Lake CLO Ltd., Series 2021-6A, Class X, 0.000%, 4/25/2034 (a)(c)(b)	4,000,000	3,996,000
CIFC Funding Ltd., Series 2015-3A, Class AR, 1.060% (3 Month LIBOR USD + 0.870%), 4/19/2029 (a)(c)	5,000,000	4,998,110
Cutwater Ltd., Series 2014-1A, Class A1AR, 1.434% (3 Month LIBOR USD + 1.250%), 7/15/2026 (a)(c)	451,429	451,643
Dorchester Park CLO DAC, Series 2015-1A, Class AR, 1.088% (3 Month LIBOR USD + 0.900%), 4/20/2028 (a)(c)	706,199	706,487
Elevation CLO Ltd., Series 2016-5A, Class X, 0.976% (3 Month LIBOR USD + 0.800%), 10/15/2031 (a)(c)	540,667	540,667
Elevation CLO Ltd., Series 2021-12A, Class X, 1.002% (3 Month LIBOR USD + 0.800%), 4/20/2032 (a)(c)	4,000,000	3,999,992
Fortress Credit Opportunities CLO Ltd., Series 2020-13A, Class A, 2.434% (3 Month LIBOR USD + 2.250%), 7/17/2028 (a)(c)	3,202,360	3,207,541
Gallatin CLO Ltd., Series 2018-1A, Class A, 1.236% (3 Month LIBOR USD + 1.050%), 1/21/2028 (a)(c)	2,083,075	2,084,847
Garrison MML CLO LP, Series 2019-1A, Class X, 1.188% (3 Month LIBOR USD + 1.000%), 7/21/2031 (a)(c)	750,000	750,000
Great Lakes CLO Ltd. 1.154% (3 Month LIBOR USD + 0.950%), 4/15/2033 (a)(c)	3,320,000	3,319,987
Halcyon Loan Advisors Funding Ltd., Series 2013-2A, Class B1, 1.955% (3 Month LIBOR USD + 1.750%), 8/1/2025 (a)(c)	1,190,115	1,190,134
Halcyon Loan Advisors Funding Ltd., Series 2014-3A, Class B1R, 1.884% (3 Month LIBOR USD + 1.700%), 10/22/2025 (a)(c)	6,509,249	6,511,157
Halcyon Loan Advisors Funding Ltd., Series 2015-2A, Class AR, 1.256% (3 Month LIBOR USD + 1.080%), 7/26/2027 (a)(c)	1,377,941	1,378,924
JMP Credit Advisors CLO IIIR Ltd., Series 2014-1RA, Class B, 1.490% (3 Month LIBOR USD + 1.300%), 1/18/2028 (a)(c)	4,141,000	4,131,190
JMP Credit Advisors CLO Ltd., Series 2014-1RA, Class A, 1.040% (3 Month LIBOR USD + 0.850%), 1/18/2028 (a)(c)	473,675	474,088
KKR CLO Ltd., Series 16, Class A1R, 1.438% (3 Month LIBOR USD + 1.250%), 1/20/2029 (a)(c)	466,358	466,814
Marble Point CLO Ltd., Series 2020-3A, Class X, 0.871% (3 Month LIBOR USD + 0.850%), 1/19/2034 (a)(c)	2,000,000	1,999,988
Medalist Partners Corporate Finance CLO VI Ltd., Series 2020-1A, Class X, 1.090% (3 Month LIBOR USD + 0.900%), 4/18/2033 (a)(c)	2,100,000	2,100,000
Monroe Capital CLO Ltd., Series 2014-1A, Class BR, 1.884% (3 Month LIBOR USD + 1.700%), 10/22/2026 (a)(c)	1,563,834	1,563,829
Monroe Capital CLO Ltd., Series 2015-1A, Class BR, 1.932% (3 Month LIBOR USD + 1.750%), 5/22/2027 (a)(c)	1,000,000	1,002,238
Mountain View CLO Ltd., Series 2014-1A, Class ARR, 0.984% (3 Month LIBOR USD + 0.800%), 10/15/2026 (a)(c)	332,114	332,060
Mountain View CLO Ltd., Series 2016-1A, Class XR, 0.986% (3 Month LIBOR USD + 0.800%), 4/14/2033 (a)(c)	3,157,895	3,157,895
MP CLO VIII Ltd., Series 2015-2A, Class AR, 1.094% (3 Month LIBOR USD + 0.910%), 10/28/2027 (a)(c)	1,437,144	1,437,798
Neuberger Berman CLO Ltd., Series 2015-20A, Class XR, 0.000%, 7/15/2034 (a)(b)(c)	5,000,000	5,000,000
NewStar Berkeley Fund CLO LLC, Series 2016-1A, Class BR, 2.776% (3 Month LIBOR USD + 2.600%), 10/25/2028 (a)(c)	3,000,000	2,974,830
Northwoods Capital Ltd., Series 2019-20A, Class X, 0.976% (3 Month LIBOR USD + 0.800%), 1/26/2032 (a)(c)	1,285,734	1,286,286
Ocean Trails CLO, Series 2013-4A, Class CR, 1.994% (3 Month LIBOR USD + 1.800%), 8/13/2025 (a)(c)	5,650,000	5,657,085
OCP CLO Ltd., Series 2015-9A, Class A1R, 0.984% (3 Month LIBOR USD + 0.800%), 7/15/2027 (a)(c)	621,535	621,930
OCP CLO Ltd., Series 2015-10A, Class A1R, 0.996% (3 Month LIBOR USD + 0.820%), 10/26/2027 (a)(c)	1,055,338	1,054,030
OCP CLO Ltd., Series 2020-8RA, Class X, 0.970% (3 Month LIBOR USD + 0.750%), 1/20/2032 (a)(c)	4,500,000	4,499,973
Octagon Investment Partners Ltd., Series 2015-1A, Class A1R, 1.034% (3 Month LIBOR USD + 0.850%), 7/15/2027 (a)(c)	2,774,764	2,771,353
OZLM XV Ltd., Series 2016-15A, Class XR, 0.888% (3 Month LIBOR USD + 0.700%), 4/20/2033 (a)(c)	2,000,000	2,000,000
Palmer Square CLO Ltd., Series 2018-3A, Class A1, 1.044% (3 Month LIBOR USD + 0.850%), 8/17/2026 (a)(c)	129,715	129,796
Rockford Tower CLO Ltd., Series 2017-1A, Class X, 0.884% (3 Month LIBOR USD + 0.700%), 4/20/2034 (a)(c)	3,000,000	3,000,000
Saranac CLO Ltd., Series 2014-2A, Class A1AR, 1.412% (3 Month LIBOR USD + 1.230%), 11/20/2029 (a)(c)	6,887,648	6,879,176
Sculptor CLO Ltd., Series 25A, Class X, 0.000% (3 Month LIBOR USD + 0.750%), 1/15/2031 (a)(c)	3,000,000	2,999,991
Silvermore CLO Ltd., Series 2014-1A, Class A1R, 1.364% (3 Month LIBOR USD + 1.170%), 5/15/2026 (a)(c)	957,394	957,431
Sound Point CLO Ltd., Series 2013-2RA, Class A1, 1.134% (3 Month LIBOR USD + 0.950%), 4/16/2029 (a)(c)	3,800,000	3,807,467
Symphony CLO Ltd., Series 2014-14A, Class AR, 1.136% (3 Month LIBOR USD + 0.950%), 7/14/2026 (a)(c)	2,460,018	2,463,351
Symphony CLO Ltd., Series 2021-25A, Class X, 0.000% (3 Month LIBOR USD + 0.700%), 4/19/2034 (a)(c)	1,250,000	1,250,007
TCI-Flatiron CLO Ltd., Series 2016-1A, Class X, 0.940% (3 Month LIBOR USD + 0.750%), 1/17/2032 (a)(c)	875,000	874,999
Trinitas CLO Ltd., Series 2017-6A, Class X, 0.976% (3 Month LIBOR USD + 0.800%), 1/25/2034 (a)(c)	5,000,000	5,000,000
Voya CLO Ltd., Series 2015-2A, Class AR, 1.143% (3 Month LIBOR USD + 0.970%), 7/23/2027 (a)(c)	2,909,360	2,936,211
WhiteHorse CLO Ltd., Series 2014-1A, Class CR, 2.155% (3 Month LIBOR USD + 1.950%), 5/1/2026 (a)(c)	3,950,000	3,950,071
WhiteHorse CLO Ltd., Series 2014-9A, Class C, 2.890% (3 Month LIBOR USD + 2.700%), 7/17/2026 (a)(c)	3,000,000	2,999,979
Wind River CLO Ltd., Series 2015-2A, Class BR, 1.434% (3 Month LIBOR USD + 1.250%), 10/15/2027 (a)(c)	500,000	501,907
York CLO Ltd., Series 2016-2A, Class XR, 0.938% (3 Month LIBOR USD + 0.750%), 4/20/2032 (a)(c)	1,333,333	1,333,333
TOTAL COLLATERALIZED LOAN OBLIGATIONS - (Cost ― $138,960,786)		139,254,914

Commercial Mortgage-Backed Securities ― 0.91%
BBCMS Trust, Series 2018-RR1, Class D, 2.165% (1 Month LIBOR USD + 2.050%), 2/15/2033 (a)(c)	755,000	760,764
BXP Trust, Series 2017-CQHP, Class A, 0.965% (1 Month LIBOR USD + 0.850%), 11/15/2034 (a)(c)	1,000,000	988,388
BXP Trust, Series 2017-CQHP, Class C, 1.365% (1 Month LIBOR USD + 1.250%), 11/15/2034 (a)(c)	3,000,000	2,808,390
InTown Hotel Portfolio Trust, Series 2018-STAY, Class A, 1.065% (1 Month LIBOR USD + 0.950%), 1/18/2033 (a)(c)	2,815,000	2,820,436
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP, Class A, 1.075% (1 Month LIBOR USD + 0.960%), 7/15/2036 (a)(c)	765,000	765,958
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-PTC, Class A, 1.565% (1 Month LIBOR USD + 1.200%), 4/15/2031 (a)(c)	1,253,000	1,231,523
Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class A, 1.615% (1 Month LIBOR USD + 1.500%), 7/15/2036 (a)(c)	1,000,000	1,003,759
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES - (Cost ― $10,558,015)		10,379,218

Commercial Mortgage-Backed Securities - U.S. Government Agency ― 5.75%
Federal Home Loan Mortgage Corp., Series 2020-KI05, Class B, 2.411% (1 Month LIBOR USD + 2.300%), 7/25/2024 (a)(c)	635,118	628,791
Federal Home Loan Mortgage Corp., Series K-F35, Class A, 0.461% (1 Month LIBOR USD + 0.350%), 8/25/2024 (c)	535,673	537,552
Federal Home Loan Mortgage Corp., Series K-F34, Class A, 0.471% (1 Month LIBOR USD + 0.360%), 8/25/2024 (c)	76,634	76,870
Federal Home Loan Mortgage Corp., Series K-F53, Class A, 0.501% (1 Month LIBOR USD + 0.390%), 10/25/2025 (c)	475,878	468,264
Federal Home Loan Mortgage Corp., Series K-F58, Class A, 0.611% (1 Month LIBOR USD + 0.500%), 1/25/2026 (c)	3,740,563	3,749,144
Federal Home Loan Mortgage Corp., Series K-F60, Class A, 0.601% (1 Month LIBOR USD + 0.490%), 2/25/2026 (c)	1,777,846	1,793,987
Federal Home Loan Mortgage Corp., Series K-F86, Class AS, 0.335% (SOFR30A + 0.320%), 8/25/2027 (c)	8,256,305	8,275,624
Federal Home Loan Mortgage Corp., Series K-F86, Class AL, 0.401% (1 Month LIBOR USD + 0.290%), 8/25/2027 (c)	6,044,441	6,061,401
Federal Home Loan Mortgage Corp., Series K-F93, Class AL, 0.391% (1 Month LIBOR USD + 0.280%), 10/25/2027 (c)	3,998,902	3,991,464
Federal Home Loan Mortgage Corp., Series K-F100, Class AS, 0.195% (SOFR30A + 0.180%), 1/25/2028 (c)	4,999,914	4,993,324
Federal Home Loan Mortgage Corp., Series K-F107, Class AS, 0.265% (SOFR30A + 0.250%), 3/27/2028 (c)	5,000,000	5,006,250
Federal Home Loan Mortgage Corp., Series K-F48, Class A, 0.401% (1 Month LIBOR USD + 0.290%), 6/25/2028 (c)	2,901,188	2,922,347
Federal Home Loan Mortgage Corp., Series K-F59, Class A, 0.651% (1 Month LIBOR USD + 0.540%), 2/25/2029 (c)	378,206	378,139
Federal Home Loan Mortgage Corp., Series K-S12, Class A, 0.761% (1 Month LIBOR USD + 0.650%), 8/25/2029 (c)	1,450,000	1,450,671
Federal Home Loan Mortgage Corp., Series K-F84, Class AL, 0.411% (1 Month LIBOR USD + 0.300%), 7/25/2030 (c)	5,664,067	5,702,628
Federal Home Loan Mortgage Corp., Series K-F90, Class AL, 0.441% (1 Month LIBOR USD + 0.330%), 9/25/2030 (c)	2,000,000	2,002,500
Federal Home Loan Mortgage Corp., Series K-F92, Class AS, 0.375% (SOFR30A + 0.360%), 10/25/2030 (c)	1,000,000	1,004,955
Federal Home Loan Mortgage Corp., Series K-F92, Class AL, 0.441% (1 Month LIBOR USD + 0.330%), 10/25/2030 (c)	1,000,000	1,008,535
Federal Home Loan Mortgage Corp., Series K-F91, Class AL, 0.441% (1 Month LIBOR USD + 0.330%), 10/25/2030 (c)	1,999,683	2,002,182
Federal Home Loan Mortgage Corp., Series K-F96, Class AS, 0.315% (SOFR30A + 0.300%), 11/25/2030 (c)	1,000,000	1,003,119
Federal Home Loan Mortgage Corp., Series K-F95, Class AL, 0.371% (1 Month LIBOR USD + 0.260%), 11/25/2030 (c)	1,999,813	1,997,506
Federal Home Loan Mortgage Corp., Series K-F94, Class AL, 0.411% (1 Month LIBOR USD + 0.300%), 11/25/2030 (c)	2,000,000	2,006,698
Federal Home Loan Mortgage Corp., Series K-F99, Class AS, 0.215% (SOFR30A + 0.200%), 12/26/2030 (c)	2,000,000	2,004,252
Federal Home Loan Mortgage Corp., Series K-F96, Class AL, 0.371% (1 Month LIBOR USD + 0.260%), 12/26/2030 (c)	1,000,000	1,003,664
Federal Home Loan Mortgage Corp., Series K-F102, Class AS, 0.215% (SOFR30A + 0.200%), 1/27/2031 (c)	4,000,000	3,997,508
Federal National Mortgage Association, Series AM2576, 2.460%, 2/1/2023	1,210,388	1,250,144
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY - (Cost ― $65,248,595)		65,317,519

Corporate Obligations ― 0.50%
Consumer, Cyclical ― 0.03%
Ford Motor Credit Co. LLC, 3.219%, 1/9/2022	300,000	303,615
Energy ― 0.15%
Antero Resources Corp., 5.625%, 6/1/2023	1,320,000	1,326,600
DCP Midstream Operating LP, 4.750%, 9/30/2021 (a)	400,000	402,250
		1,728,850
Financial ― 0.32%
goeasy Ltd., 5.375%, 12/1/2024 (a)	1,000,000	1,037,500
Green Bancorp, Inc., 8.500% (3 Month LIBOR USD + 6.685%), 12/15/2026 (c)	1,000,000	1,027,522
OneMain Finance Corp., 6.125%, 3/15/2024	1,275,000	1,378,594
Pacific Continental Corp., 5.875% (3 Month LIBOR USD + 4.715%), 6/30/2026 (c)	250,000	250,766
		3,694,382
TOTAL CORPORATE OBLIGATIONS - (Cost ― $5,752,060)		5,726,847

Residential Mortgage-Backed Securities ― 27.35%
Bellemeade Re Ltd., Series 2018-3A, Class M1B, 1.956% (1 Month LIBOR USD + 1.850%), 10/25/2028 (a)(c)	81,858	81,734
Bellemeade Re Ltd., Series 2019-3A, Class M1A, 1.206% (1 Month LIBOR USD + 1.100%), 7/25/2029 (a)(c)	56,072	56,617
BRAVO Residential Funding Trust, Series 2019-NQM1, Class A1, 2.666%, 7/25/2059 (a)(e)	2,567,319	2,631,569
BRAVO Residential Funding Trust, Series 2020-NQM1, Class A2, 1.789%, 5/25/2060 (a)(e)	2,062,588	2,076,366
BRAVO Residential Funding Trust, Series 2020-NQM1, Class A3, 2.406%, 5/25/2060 (a)(e)	1,203,176	1,211,246
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A3, 3.185%, 7/25/2049 (a)(f)	5,909,026	6,068,162
Bunker Hill Loan Depositary Trust, Series 2020-1, Class A1, 1.724%, 2/25/2055 (a)(e)	2,991,580	3,003,858
Bunker Hill Loan Depositary Trust, Series 2019-3, Class A3, 3.135%, 11/25/2059 (a)(f)	3,745,189	3,861,975
CFMT Issuer Trust, Series 2021-GFN1, Class A, 1.100%, 3/20/2041 (a)	3,566,927	3,597,004
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A11, 1.006% (1 Month LIBOR USD + 0.900%), 8/25/2049 (a)(c)	3,392,211	3,396,584
CIM Trust, Series 2019-INV1, Class A2, 1.106% (1 Month LIBOR USD + 1.000%), 2/25/2049 (a)(c)	229,729	232,865
CIM Trust, Series 2019-INV2, Class A11, 1.059% (1 Month LIBOR USD + 0.950%), 5/25/2049 (a)(c)	628,145	626,868
Citigroup Mortgage Loan Trust, Series 2019-IMCI, Class A3, 3.030%, 7/25/2049 (a)(e)	1,166,805	1,198,003
COLT Funding LLC, Series 2021-3R, Class A3, 1.513%, 12/25/2064 (a)(e)	2,700,000	2,699,947
COLT Mortgage Loan Trust, Series 2019-3, Class A1, 2.764%, 8/25/2049 (a)(e)	3,030,324	3,063,909
COLT Mortgage Loan Trust, Series 2019-4, Class A3, 2.988%, 11/25/2049 (a)(e)	3,229,545	3,255,511
COLT Mortgage Loan Trust, Series 2020-2, Class A1, 1.853%, 3/25/2065 (a)(e)	1,879,464	1,905,408
COLT Mortgage Loan Trust, Series 2020-3, Class A3, 2.380%, 4/25/2065 (a)(e)	1,382,719	1,388,724
COLT Mortgage Loan Trust, Series 2020-1R, Class A2, 1.512%, 9/25/2065 (a)(e)	2,284,296	2,302,369
COLT Mortgage Loan Trust, Series 2020-1R, Class A3, 1.769%, 9/25/2065 (a)(e)	2,485,314	2,505,042
COLT Mortgage Pass-Through Certificates, Series 2021-1R, Class A3, 1.420%, 5/25/2065 (a)(e)	2,401,770	2,420,718
Credit Suisse Mortgage Capital Certificates, Series 2020-SPT1, Class A2, 2.229%, 4/25/2065 (a)(f)	5,000,000	5,125,605
Credit Suisse Mortgage Capital Certificates, Series 2020-SPT1, Class A3, 2.734%, 4/25/2065 (a)(f)	5,000,000	5,014,955
CSMC Trust, Series 2017-PFHP, Class A, 1.065% (1 Month LIBOR USD + 0.950%), 12/16/2030 (a)(c)	330,000	331,040
CSMC Trust, Series 2019-AFC1, Class A2, 2.776%, 8/25/2049 (a)(f)	1,592,232	1,606,302
CSMC Trust, Series 2019-AFC1, Class A3, 2.877%, 8/25/2049 (a)(f)	3,555,048	3,610,091
CSMC Trust, Series 2020-AFC1, Class A3, 2.514%, 2/25/2050 (a)(e)	1,325,753	1,335,832
CSMC Trust, Series 2019-NQM1, Class A1, 2.656%, 10/25/2059 (a)(f)	6,243,890	6,463,400
Deephaven Residential Mortgage Trust, Series 2017-2A, Class A3, 2.708%, 6/25/2047 (a)(e)	285,323	287,424
Deephaven Residential Mortgage Trust, Series 2017-2A, Class B1, 5.269%, 6/25/2047 (a)(e)	1,000,000	999,383
Deephaven Residential Mortgage Trust, Series 2019-2A, Class A1, 3.558%, 4/25/2059 (a)(e)	3,579,756	3,601,112
Deephaven Residential Mortgage Trust, Series 2019-3A, Class A1, 2.964%, 7/25/2059 (a)(e)	6,684,802	6,765,548
Deephaven Residential Mortgage Trust, Series 2019-4A, Class A3, 3.047%, 10/25/2059 (a)(e)	1,656,037	1,692,923
Deephaven Residential Mortgage Trust, Series 2020-2, Class A1, 1.692%, 5/25/2065 (a)	1,955,283	1,968,076
Ellington Financial Mortgage Trust, Series 2019-1, Class A3, 3.241%, 6/25/2059 (a)(e)	3,945,404	3,976,746
Flagstar Mortgage Trust, Series 2018-6RR, Class 1A2, 0.806% (1 Month LIBOR USD + 0.700%), 10/25/2048 (a)(c)	1,893,886	1,899,823
Flagstar Mortgage Trust, Series 2019-2, Class A3, 3.500%, 12/25/2049 (a)(e)	470,942	476,276
FWD Securitization Trust, Series 2019-INV1, Class A2, 3.010%, 6/25/2049 (a)(e)	1,495,448	1,575,135
FWD Securitization Trust, Series 2020-INV1, Class A2, 2.340%, 1/25/2050 (a)(e)	4,082,157	4,193,171
Galton Funding Mortgage Trust, Series 2017-1, Class A21, 3.500%, 7/25/2056 (a)(e)	176,457	178,527
GCAT Trust, Series 2019-NQM2, Class A2, 3.060%, 9/25/2059 (a)(f)	3,684,193	3,707,448
GCAT Trust, Series 2019-NQM3, Class A3, 3.043%, 11/25/2059 (a)(e)	4,219,601	4,331,859
GCAT Trust, Series 2020-NQM2, Class A1, 1.555%, 4/25/2065 (a)(f)	779,870	782,379
GS Mortgage Securities Trust, Series 2018-HART, Class B, 1.420% (1 Month LIBOR USD + 1.300%), 10/15/2031 (a)(c)	683,000	680,007
GS Mortgage Securities Trust, Series 2021-PJ4, Class A6, 2.500%, 9/25/2051 (a)(e)	4,000,000	4,127,540
GS Mortgage Securities Trust, Series 2021-NQM1, Class A3, –%, 7/25/2061 (a)(e)	4,000,000	3,999,933
GS Mortgage-Backed Securities Corp. Trust, Series 2014-EB1A, Class B2, 2.643%, 7/25/2044 (a)(e)	3,073,653	3,105,417
Home RE Ltd., Series 2021-1, Class M1A, 1.156% (1 Month LIBOR USD + 1.050%), 7/25/2033 (a)(c)	2,000,000	1,996,030
Homeward Opportunities Fund I Trust, Series 2019-2, Class A1, 2.702%, 8/25/2059 (a)(e)	11,402,423	11,708,943
Homeward Opportunities Fund I Trust, Series 2019-2, Class A3, 3.007%, 9/25/2059 (a)(e)	3,076,605	3,145,062
JP Morgan Mortgage Trust, Series 2019-1, Class A11, 1.056% (1 Month LIBOR USD + 0.950%), 5/25/2049 (a)(c)	405,251	406,980
JP Morgan Mortgage Trust, Series 2019-3, Class A11, 1.056% (1 Month LIBOR USD + 0.950%), 9/25/2049 (a)(c)	1,902,976	1,909,895
JP Morgan Mortgage Trust, Series 2019-INV1, Class A11, 1.056% (1 Month LIBOR USD + 0.950%), 9/25/2049 (a)(c)	1,876,330	1,862,300
JP Morgan Mortgage Trust, Series 2019-5, Class A11, 1.006% (1 Month LIBOR USD + 0.900%), 11/25/2049 (a)(c)	1,678,057	1,710,118
JP Morgan Mortgage Trust, Series 2019-7, Class A11, 1.006% (1 Month LIBOR USD + 0.900%), 2/25/2050 (a)(c)	3,800,950	3,820,586
JP Morgan Mortgage Trust, Series 2019-LTV3, Class A3, 3.500%, 3/25/2050 (a)(e)	3,292,596	3,430,806
JP Morgan Mortgage Trust, Series 2019-INV3, Class A11, 1.109% (1 Month LIBOR USD + 1.000%), 5/25/2050 (a)(c)	1,528,041	1,517,531
JP Morgan Mortgage Trust, Series 2021-1, Class A11, 0.667% (SOFR30A + 0.650%), 6/25/2051 (a)(c)	1,633,078	1,642,806
JP Morgan Mortgage Trust, Series 2021-6, Class A6, 2.500%, 10/25/2051 (a)(e)	4,000,000	4,113,211
LSTAR Securities Investment Ltd., Series 2019-4, Class A1, 1.615% (1 Month LIBOR USD + 1.500%), 5/1/2024 (a)(c)	2,767,085	2,751,160
Mello Warehouse Securitization Trust, Series 2019-2, Class F, 3.356% (1 Month LIBOR USD + 3.250%), 11/25/2052 (a)(c)(g)	2,000,000	2,015,074
MFA Trust, Series 2020-NQM1, Class A3, 2.300%, 3/25/2065 (a)(e)	2,678,713	2,700,644
Mill City Mortgage Loan Trust, Series 2021-NMR1, Class A1, 1.125%, 11/25/2060 (a)(e)	1,867,228	1,881,300
Mortgage Insurance-Linked Notes, Series 2020-1, Class M1A, 1.056% (1 Month LIBOR USD + 0.950%), 1/25/2030 (a)(c)	150,000	147,627
New Residential Mortgage Loan Trust, Series 2019-NQM3, Class A1, 2.802%, 7/25/2049 (a)(e)	10,308,063	10,412,123
New Residential Mortgage Loan Trust, Series 2019-NQM5, Class A1, 2.710%, 11/25/2059 (a)(e)	1,295,460	1,327,179
New Residential Mortgage Loan Trust, Series 2019-NQM5, Class A3, 3.065%, 11/25/2059 (a)(e)	974,152	1,007,431
New Residential Mortgage Loan Trust, Series 2020-NQM2, Class A1, 1.650%, 5/25/2060 (a)(e)	1,652,671	1,679,078
NRPL Trust, Series 2018-2A, Class A1, 4.250%, 7/25/2067 (a)(f)	719,409	726,094
OBX Trust, Series 2018-EXP1, Class 2A2, 1.106% (1 Month LIBOR USD + 1.000%), 4/27/2048 (a)(c)	861,671	864,611
OBX Trust, Series 2019-EXP1, Class 2A1A, 1.056% (1 Month LIBOR USD + 0.950%), 1/27/2059 (a)(c)	1,348,800	1,348,847
OBX Trust, Series 2019-EXP2, Class 2A1A, 1.006% (1 Month LIBOR USD + 0.900%), 6/25/2059 (a)(c)	133,707	135,034
OBX Trust, Series 2020-EXP1, Class 2A1, 0.856% (1 Month LIBOR USD + 0.750%), 1/26/2060 (a)(c)	1,794,043	1,776,255
Pepper Residential Securities Trust, Series 21A, Class A1U, 0.996% (1 Month LIBOR USD + 0.880%), 1/16/2060 (a)(c)	92,450	91,780
Pepper Residential Securities Trust, Series 23A, Class A1U, 1.066% (1 Month LIBOR USD + 0.950%), 8/18/2060 (a)(c)	110,123	109,075
Pretium Mortgage Credit Partners I LLC, Series 2020-NPL2, Class A1, 3.721%, 2/27/2060 (a)(f)	881,792	887,833
PRPM LLC, Series 2020-1A, Class A1, 2.981%, 2/25/2025 (a)(f)	3,138,416	3,152,297
PRPM LLC, Series 2020-5, Class A1, 3.104%, 10/25/2025 (a)(f)	1,847,147	1,859,586
Residential Mortgage Loan Trust, Series 2019-2, Class A3, 3.220%, 5/25/2059 (a)(e)	2,019,371	2,058,101
Residential Mortgage Loan Trust, Series 2020-1, Class A1, 2.376%, 1/25/2060 (a)(e)	17,346,891	17,659,811
Residential Mortgage Loan Trust, Series 2020-1, Class A3, 2.684%, 1/25/2060 (a)(e)	1,557,414	1,589,293
RESIMAC Bastille Trust, Series 2018-1NCA, Class A1, 0.960% (1 Month LIBOR USD + 0.850%), 12/5/2059 (a)(c)	174,643	175,629
Sequoia Mortgage Trust, Series 2019-CH3, Class A10, 4.000%, 10/25/2049 (a)(e)	567,898	574,797
SG Residential Mortgage Trust, Series 2019-3, Class A1, 2.703%, 9/25/2059 (a)(e)	58,845	60,360
SG Residential Mortgage Trust, Series 2019-3, Class A2, 2.877%, 9/25/2059 (a)(e)	502,789	513,289
Spruce Hill Mortgage Loan Trust, Series 2020-SH1, Class A1, 2.521%, 1/28/2050 (a)(e)	1,731,692	1,765,915
Spruce Hill Mortgage Loan Trust, Series 2020-SH1, Class A2, 2.624%, 1/28/2050 (a)(e)	450,002	457,519
Starwood Mortgage Residential Trust, Series 2018-IMC2, Class A3, 4.376%, 10/26/2048 (a)(e)	1,798,045	1,854,339
Starwood Mortgage Residential Trust, Series 2019-1, Class A1, 2.941%, 6/25/2049 (a)(e)	19,711,134	19,969,685
Starwood Mortgage Residential Trust, Series 2019-1, Class A2, 3.146%, 6/25/2049 (a)(e)	919,774	942,314
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A3, 2.916%, 9/25/2049 (a)(e)	8,364,129	8,529,789
Starwood Mortgage Residential Trust, Series 2020-1, Class A1, 2.275%, 2/25/2050 (a)(e)	9,650,681	9,866,393
Starwood Mortgage Residential Trust, Series 2020-2, Class A1, 2.718%, 4/25/2060 (a)(e)	2,343,155	2,384,903
Towd Point HE Trust, Series 2019-HE1, Class A1, 1.006% (1 Month LIBOR USD + 0.900%), 4/27/2048 (a)(c)	1,833,286	1,845,398
Towd Point HE Trust, Series 2019-HE1, Class A2, 1.106% (1 Month LIBOR USD + 1.000%), 4/27/2048 (a)(c)	3,480,063	3,492,894
Towd Point HE Trust, Series 2019-HE1, Class M1, 1.206% (1 Month LIBOR USD + 1.100%), 4/27/2048 (a)(c)	4,220,447	4,225,735
Towd Point Mortgage Trust, Series 2016-1, Class A1, 3.500%, 2/25/2055 (a)(e)	1,012,461	1,025,604
Towd Point Mortgage Trust, Series 2017-2, Class A1, 2.750%, 4/25/2057 (a)(e)	3,097,623	3,186,277
Verus Securitization Trust, Series 2019-INV1, Class A2, 3.504%, 12/25/2058 (a)(e)	11,923,078	12,015,566
Verus Securitization Trust, Series 2019-2, Class A3, 3.448%, 5/25/2059 (a)(e)	4,745,106	4,771,323
Verus Securitization Trust, Series 2019-3, Class A3, 3.040%, 7/25/2059 (a)(f)	516,557	528,077
Verus Securitization Trust, Series 2019-4, Class A1, 2.642%, 10/25/2059 (a)(f)	2,778,676	2,838,793
Verus Securitization Trust, Series 2019-INV3, Class A2, 2.947%, 11/25/2059 (a)(e)	2,844,167	2,952,467
Verus Securitization Trust, Series 2020-INV1, Class A1, 1.977%, 3/25/2060 (a)(e)	1,546,572	1,566,502
Verus Securitization Trust, Series 2020-2, Class A1, 2.226%, 4/25/2060 (a)(e)	903,584	919,489
Verus Securitization Trust, Series 2020-5, Class A2, 1.578%, 5/25/2065 (a)(f)	2,432,877	2,451,876
Visio Trust, Series 2019-1, Class A3, 3.825%, 6/25/2054 (a)(e)	3,274,797	3,297,239
Visio Trust, Series 2021-1R, Class A3, 1.688%, 5/25/2056 (a)	3,400,000	3,399,932
Wells Fargo Mortgage Backed Securities Trust, Series 2019-3, Class A4, 3.000%, 7/25/2049 (a)(e)	19,510	19,679
Wells Fargo Mortgage Backed Securities Trust, Series 2020-2, Class A3, 3.000%, 2/25/2050 (a)(e)	2,377,957	2,446,376
WinWater Mortgage Loan Trust, Series 2015-A, Class AX1, 0.303%, 6/20/2045 (a)(e)(h)	17,212,283	49,021
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Cost ― $308,489,308)		310,992,112

Residential Mortgage-Backed Securities - U.S. Government Agency ― 6.65%
Connecticut Avenue Securities Trust, Series 2020-R02, Class 2M2, 2.106% (1 Month LIBOR USD + 2.000%), 1/25/2040 (a)(c)	2,000,000	2,015,406
Federal Home Loan Mortgage Corp., Series K-F06, Class A, 0.441% (1 Month LIBOR USD + 0.330%), 11/25/2021 (c)	16,558,065	16,582,770
Federal Home Loan Mortgage Corp., Series K-F12, Class A, 0.811% (1 Month LIBOR USD + 0.700%), 9/25/2022 (c)	609,163	609,923
Federal Home Loan Mortgage Corp., Series K-F15, Class A, 0.781% (1 Month LIBOR USD + 0.670%), 2/25/2023 (c)	1,258,046	1,253,565
Federal Home Loan Mortgage Corp., Series KF29, Class A, 0.471% (1 Month LIBOR USD + 0.360%), 2/25/2024 (c)	1,746,775	1,750,779
Federal Home Loan Mortgage Corp., Series K-F39, Class A, 0.431% (1 Month LIBOR USD + 0.320%), 11/25/2024 (c)	1,873,915	1,879,486
Federal Home Loan Mortgage Corp., Series 2015-DN1, Class M3, 4.256% (1 Month LIBOR USD + 4.150%), 1/27/2025 (c)	31,677	31,746
Federal Home Loan Mortgage Corp., Series K-F43, Class A, 0.351% (1 Month LIBOR USD + 0.240%), 1/25/2028 (c)	3,580,276	3,596,377
Federal Home Loan Mortgage Corp., Series 5078, Class AB, 2.000%, 9/25/2035	6,711,045	6,862,600
Federal Home Loan Mortgage Corp., Series 4773, Class EA, 4.000%, 10/15/2042	4,329	4,344
Federal Home Loan Mortgage Corp., Series 4726, Class CP, 3.500%, 6/15/2044	2,574,322	2,613,472
Federal Home Loan Mortgage Corp., Series 4741, Class JW, 3.500%, 9/15/2044	587,048	600,216
Federal Home Loan Mortgage Corp., Series 2019-HQA2, Class M2, 2.156% (1 Month LIBOR USD + 2.050%), 4/26/2049 (a)(c)	190,439	192,957
Federal Home Loan Mortgage Corp., Series 2019-DNA3, Class M2, 2.156% (1 Month LIBOR USD + 2.050%), 7/26/2049 (a)(c)	3,300,065	3,347,171
Federal Home Loan Mortgage Corp., Series 2019-HQA3, Class M2, 1.956% (1 Month LIBOR USD + 1.850%), 9/27/2049 (a)(c)	709,226	714,551
Federal Home Loan Mortgage Corp., Series 2019-HQA4, Class M2, 2.156% (1 Month LIBOR USD + 2.050%), 11/26/2049 (a)(c)	2,284,721	2,293,296
Federal Home Loan Mortgage Corp., Series 2020-DNA1, Class M2, 1.806% (1 Month LIBOR USD + 1.700%), 1/25/2050 (a)(c)	1,769,561	1,778,971
Federal Home Loan Mortgage Corp., Series 2020-HQA2, Class M1, 1.206% (1 Month LIBOR USD + 1.100%), 3/25/2050 (a)(c)	558,736	559,610
Federal Home Loan Mortgage Corp., Series 2020-DNA4, Class M2AR, 1.606% (1 Month LIBOR USD + 1.500%), 8/25/2050 (a)(c)	8,522,321	8,556,436
Federal Home Loan Mortgage Corp., Series 2020-DNA5, Class M1, 1.310% (SOFR30A + 1.300%), 10/25/2050 (a)(c)	353,759	354,201
Federal National Mortgage Association, Series 2014-C03, Class 1M2, 3.106% (1 Month LIBOR USD + 3.000%), 7/25/2024 (c)	2,638,499	2,659,961
Federal National Mortgage Association, Series AN6538, 2.500%, 9/1/2024	2,000,000	2,040,362
Federal National Mortgage Association, Series 2015-C02, Class 2M2, 4.106% (1 Month LIBOR USD + 4.000%), 5/27/2025 (c)	325,964	331,063
Federal National Mortgage Association, Series 2019-R01, Class 2M2, 2.556% (1 Month LIBOR USD + 2.450%), 7/25/2031 (a)(c)	2,195,971	2,211,083
Federal National Mortgage Association, Series 2019-R03, Class 1M2, 2.256% (1 Month LIBOR USD + 2.150%), 9/25/2031 (a)(c)	1,308,340	1,316,117
Federal National Mortgage Association, Series 2019-R04, Class 2M2, 2.206% (1 Month LIBOR USD + 2.100%), 6/27/2039 (a)(c)	1,997,686	2,007,059
Federal National Mortgage Association, Series 2019-R05, Class 1M2, 2.106% (1 Month LIBOR USD + 2.000%), 7/25/2039 (a)(c)	1,005,591	1,011,095
Federal National Mortgage Association, Series 2019-R06, Class 2ED2, 1.106% (1 Month LIBOR USD + 1.000%), 9/25/2039 (a)(c)	294,220	294,377
Federal National Mortgage Association, Series 2016-73, Class DA, 3.000%, 10/25/2039	40,768	40,902
Federal National Mortgage Association, Series 2020-7, Class MP, 3.000%, 3/25/2042	2,908,615	2,936,976
Federal National Mortgage Association, Series 2019-79, Class DP, 3.000%, 4/25/2042	2,994,286	3,024,741
Federal National Mortgage Association, Series 2017-9, Class EA, 3.000%, 10/25/2042	80,147	81,014
Federal National Mortgage Association, Series 2017-8, Class BA, 3.000%, 11/25/2042	137,531	138,134
Federal National Mortgage Association, Series 2017-80, Class GP, 3.500%, 12/25/2045	423,160	428,308
Government National Mortgage Association, Series 2010-112, Class QM, 2.500%, 9/20/2039	420,268	425,458
STACR Trust, Series 2018-HRP1, Class M2, 1.756% (1 Month LIBOR USD + 1.650%), 5/25/2043 (a)(c)	1,053,134	1,055,768
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY - (Cost ― $75,279,814)		75,600,295

Short-Term Investments ― 10.64%
U.S. Treasury Bills ― 5.28%
0.007%, 6/29/2021 (i)	15,000,000	14,999,201
0.062%, 5/13/2021 (i)	15,000,000	14,999,825
0.013%, 7/22/2021 (i)	15,000,000	14,999,667
0.018%, 8/19/2021 (i)	15,000,000	14,999,550
		59,998,243
Money Market Funds ― 5.36%	Shares
First American Government Obligations Fund, Class U, 0.031% (j)(k)	60,969,031	60,969,031
TOTAL SHORT-TERM INVESTMENTS - (Cost ― $120,966,915)		120,967,274
TOTAL INVESTMENTS ― 102.33% (Cost ― $1,158,056,116)		1,163,565,066
Liabilities in Excess of Other Assets ― (2.33%)		(26,468,646)
NET ASSETS ― 100.00%		$1,137,096,420

LIBOR	London Inter-Bank Offered Rate
SOFR30A	Secured Overnight Financing Rate 30 Day Average

(a)
Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933.  The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund's Board of Trustees, unless otherwise denoted. At April 30, 2021, the value of these securities amounted to $871,390,750 or 76.63% of net assets.

(b)	Security issued on a when-issued basis. On April 30, 2021, the total value of investments purchased on a when-issued basis was $18,618,012 or 1.64% of net assets.
(c)
Variable or floating rate security based on a reference index and spread.  Certain securities are fixed to variable and currently in the fixed phase.  Rate disclosed is the rate in effect as of April 30, 2021.

(d)	Principal only security.
(e)	Variable rate security. The coupon is based on an underlying pool of assets. Rate disclosed is the rate in effect as of April 30, 2021.
(f)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is the rate in effect as of April 30, 2021.
(g)	Illiquid security. At April 30, 2021, the value of these securities amounted to $2,015,074 or 0.18% of net assets.
(h)	Interest only security.
(i)	Rate disclosed is the effective yield as of April 30, 2021.
(j)	Rate disclosed is the seven-day yield as of April 30, 2021.
(k)	$840,499 of this security has been pledged as collateral in connection with open futures contracts.

Schedule of Open Futures Contracts
	Expiration Month	Number of Contracts	Notional Value	Value & Unrealized Appreciation (Depreciation)
Short Futures Contracts
3 Year ERIS Aged Standard Swap Future	September 2021	(96)	$(9,848,947)	$(295,979)
3 Year ERIS Aged Standard Swap Future	December 2021	(58)	(6,065,570)	(238,155)
2 Year ERIS Aged Standard Swap Future	March 2022	(45)	(4,628,538)	(42,495)
3 Year ERIS Aged Standard Swap Future	June 2022	(42)	(4,474,878)	(209,228)
3 Year ERIS Aged Standard Swap Future	September 2022	(40)	(4,285,612)	(78,472)
2 Year ERIS Aged Standard Swap Future	September 2022	(100)	(10,055,250)	2,224
3 Year ERIS Aged Standard Swap Future	March 2023	(50)	(5,214,870)	(124,945)
2 Year ERIS Aged Standard Swap Future	March 2023	(155)	(15,497,427)	(3,240)
2 Year ERIS Aged Standard Swap Future	June 2023	(391)	(39,056,599)	(20,062)
4 Year ERIS Aged Standard Swap Future	September 2023	(7)	(767,090)	(19,865)
4 Year ERIS Aged Standard Swap Future	September 2024	(50)	(4,997,255)	48,570
Total				$(981,647)

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets and liabilities. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments based on the best information available).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value ("NAV") of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities, collateralized loan obligations, collateralized mortgage obligations, corporate obligations, whole loans, and mortgage-backed securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, mortgage-backed and asset-backed obligations may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets (“OTC”) as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, Fair Value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the over-the counter market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise Fair Value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.  Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, which represents fair value.  These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.  Over-the-counter financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund's valuation processes and reports quarterly to the Board. The Valuation and Risk Management Oversight Committee has delegated to the Valuation Committee of Angel Oak Capital Advisors, LLC (the"Adviser") the day to day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Adviser's Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the inputs used to value the Fund's net assets as of April 30, 2021:

Assets	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$-	$435,326,887	$-	$435,326,887
Collateralized Loan Obligations	-	139,254,914	-	139,254,914
Commercial Mortgage-Backed Securities	-	10,379,218	-	10,379,218
Commercial Mortgage-Backed Securities - U.S. Government Agency	-	65,317,519	-	65,317,519
Corporate Obligations	-	5,726,847	-	5,726,847
Residential Mortgage-Backed Securities		310,992,112	-	310,992,112
Residential Mortgage-Backed Securities - U.S. Government Agency	-	75,600,295	-	75,600,295
Short-Term Investments	60,969,031	59,998,243	-	120,967,274
Total	$60,969,031	$1,102,596,035	$-	$1,163,565,066
Other Financial Instruments
Assets
Futures Contracts*	$50,794	$-	$-	$50,794
Liabilities
Futures Contracts*	1,032,441	-	-	1,032,441
Total	$981,647	$-	$-	$981,647

*Futures are reflected at the unrealized appreciation (depreciation) on the instrument as reflected in the Schedule of Investments.

See the Schedule of Investments for further disaggregation of investment categories. During the period ended April 30, 2021, the Fund did not recognize any transfers to or from Level 3.

The average monthly notional value of short futures contracts during the period ended April 30, 2021, was ($70,106,865).